LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
LONG-TERM INVESTMENTS
Equity investments without readily determinable fair value	¥ 51,624	$ 7,271	¥ 51,524
Equity method investments	324,163	45,657	336,254
Available-for-sale debt securities	18,924	2,665	50,096
Total	¥ 394,711	$ 55,593	¥ 437,874